Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Impact of foreign exchange		$ (114)	$ (445)
Net carrying values		1,431,775	1,318,526
Cost [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		3,824,394	3,847,669
Additions		324,875	95,892
Disposals/retirements		(70,021)	(97,040)
Transfers from assets under construction
Reclassifications	[1]	(1,493)
Impact of foreign exchange		(5,718)	(22,127)
Cost at end of year		4,072,037	3,824,394
Accumulated depreciation and impairment [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Accumulated depreciation and impairment at beginning of year		(2,505,868)	(2,388,736)
Depreciation		(203,772)	(216,885)
Disposals/retirements		67,778	96,762
Reclassifications
Impact of foreign exchange		1,600	2,991
Accumulated depreciation and impairment at end of year		(2,640,262)	(2,505,868)
Satellites [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Net carrying values		933,143	1,120,403
Satellites [Member] | Cost [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		3,443,332	3,553,115
Additions
Disposals/retirements		(59,500)	(93,755)
Transfers from assets under construction
Reclassifications	[1]
Impact of foreign exchange		(5,322)	(16,028)
Cost at end of year		3,378,510	3,443,332
Satellites [Member] | Accumulated depreciation and impairment [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Accumulated depreciation and impairment at beginning of year		(2,322,929)	(2,218,821)
Depreciation		(182,848)	(200,041)
Disposals/retirements		59,500	93,755
Reclassifications
Impact of foreign exchange		910	2,178
Accumulated depreciation and impairment at end of year		(2,445,367)	(2,322,929)
Antennas, satellite control & communication equipment [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Net carrying values		41,921	45,233
Antennas, satellite control & communication equipment [Member] | Cost [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		164,054	163,667
Additions		261	300
Disposals/retirements		(2,812)	(2,921)
Transfers from assets under construction		5,948	3,844
Reclassifications	[1]	4,276
Impact of foreign exchange		58	(836)
Cost at end of year		171,785	164,054
Antennas, satellite control & communication equipment [Member] | Accumulated depreciation and impairment [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Accumulated depreciation and impairment at beginning of year		(118,821)	(113,249)
Depreciation		(10,121)	(8,678)
Disposals/retirements		2,627	2,702
Reclassifications		(3,667)
Impact of foreign exchange		118	404
Accumulated depreciation and impairment at end of year		(129,864)	(118,821)
Building, equipment & other [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Net carrying values		28,046	33,079
Building, equipment & other [Member] | Cost [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		91,738	90,571
Additions		631	1,335
Disposals/retirements		(4,949)	(364)
Transfers from assets under construction		3,913	619
Reclassifications	[1]	(5,047)
Impact of foreign exchange		(551)	(423)
Cost at end of year		85,735	91,738
Building, equipment & other [Member] | Accumulated depreciation and impairment [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Accumulated depreciation and impairment at beginning of year		(58,659)	(54,299)
Depreciation		(7,817)	(4,966)
Disposals/retirements		4,231	305
Reclassifications		4,438
Impact of foreign exchange		118	301
Accumulated depreciation and impairment at end of year		(57,689)	(58,659)
Right-of-use assets [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Net carrying values	[2]	36,038	30,057
Right-of-use assets [Member] | Cost [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year	[2]	35,516	29,141
Additions	[2]	10,074	6,813
Disposals/retirements	[2]	(2,760)
Transfers from assets under construction	[2]
Reclassifications	[1],[2]	771
Impact of foreign exchange	[2]	(221)	(438)
Cost at end of year	[2]	43,380	35,516
Right-of-use assets [Member] | Accumulated depreciation and impairment [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Accumulated depreciation and impairment at beginning of year	[2]	(5,459)	(2,367)
Depreciation	[2]	(2,986)	(3,200)
Disposals/retirements	[2]	1,420
Reclassifications	[2]	(771)
Impact of foreign exchange	[2]	454	108
Accumulated depreciation and impairment at end of year	[2]	(7,342)	(5,459)
Assets under construction [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Net carrying values		392,627	89,754
Assets under construction [Member] | Cost [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		89,754	11,175
Additions		313,909	87,444
Disposals/retirements
Transfers from assets under construction		(9,861)	(4,463)
Reclassifications	[1]	(1,493)
Impact of foreign exchange		318	(4,402)
Cost at end of year		392,627	89,754
Assets under construction [Member] | Accumulated depreciation and impairment [Member]
Satellites, Property and other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Accumulated depreciation and impairment at beginning of year
Depreciation
Disposals/retirements
Reclassifications
Impact of foreign exchange
Accumulated depreciation and impairment at end of year

[1]	Software of $1,493 was transferred to intangible assets.
[2]	Right-of-use assets consisted primarily of property leases.